THE ADVISORS' INNER CIRCLE FUND
                       EDGEWOOD GROWTH FUND (THE "FUND")

                        SUPPLEMENT DATED APRIL 24, 2015
                          TO THE FUND'S PROSPECTUS AND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
                            EACH DATED MARCH 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Mr. James Robillard no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. James Robillard are hereby deleted from the Prospectus and SAI.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 EMC-SK-007-0100